Morgan Stanley European Equity Fund Inc. | Morgan Stanley European Equity Fund Inc.
Morgan Stanley European Equity Fund Inc.
Investment Objective
Morgan Stanley European Equity Fund Inc. (the "Fund") seeks to maximize the capital appreciation of its investments.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial advisor and in the "Share Class Arrangements" section beginning on page 25 of this Prospectus and in the "Purchase, Redemption and Pricing of Shares" section beginning on page 50 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley European Equity Fund Inc.		Class A		Class B		Class L		Class I	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.25%		none		none	[1]	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)		none	[2]	5.00%	[3]	none	[1]	none	none
Redemption fee	[4]	2.00%		2.00%		2.00%	[1]	2.00%	2.00%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Payable to the Fund on shares redeemed or exchanged within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information-How to Sell Shares" for more information on redemption fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley European Equity Fund Inc.		Class A	Class B	Class L		Class I	Class W
Advisory Fee		0.87%	0.87%	0.87%	[1]	0.87%	0.87%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	0.24%	0.75%	[1]	none	0.35%
Other Expenses		0.46%	0.46%	0.46%	[1]	0.46%	0.46%
Total Annual Fund Operating Expenses		1.58%	1.57%	2.08%	[1]	1.33%	1.68%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Directors approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley European Equity Fund Inc. (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		677	998	1,340	2,305
Class B		660	796	1,055	1,867	[1]
Class L	[2]	211	652	1,119	2,410
Class I		135	421	729	1,601
Class W		171	530	913	1,987
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley European Equity Fund Inc. (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		677	998	1,340	2,305
Class B		160	496	855	1,867	[1]
Class L	[2]	211	652	1,119	2,410
Class I		135	421	729	1,601
Class W		171	530	913	1,987
[1]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[2]	Effective February 25, 2013, Class C shares were renamed Class L shares.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. European countries are defined as countries included in the Morgan Stanley Capital International (MSCI) Europe Index (the "MSCI Europe Index"). A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe. The Fund may also invest in emerging market or developing countries.

The Fund invests principally in common stocks and other equity securities (which may include depositary receipts and convertible securities).

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, utilize bottom up fundamental research to identify companies that they believe have long-term growth potential and/or relatively attractive valuations.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•  Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  European Investments. Adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Fund. In addition, because the Fund's investments are concentrated in Europe, the Fund's performance may be more volatile than if the Fund held a more geographically diversified set of investments. The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels and credit rating downgrades of sovereign debt of several European countries and these events may continue to significantly affect all of Europe. Furthermore, events and evolving conditions in certain European countries have greatly increased market volatility due to concerns about rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty about the future use of the Euro as a common currency.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class A shares' performance from year-to-year and by showing how the Fund's average annual returns for the one, five and 10 year periods and life of Fund (where applicable) compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years*

* The Fund previously disclosed the total return of Class B shares. However, Class B shares are closed to new investments. The bar chart now shows Class A shares which remain open to new investments.
High Quarter	9/30/10:	21.46%
Low Quarter	9/30/11:	–21.85%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns Morgan Stanley European Equity Fund Inc.		Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years		Average Annual Return, Since Inception		Average Annual Return, Inception Date
Class A	[1]	11.68%	(4.84%)	6.23%				Jul. 28, 1997
Class B	[1]	12.86%	(4.13%)	6.80%	[2]			Jun. 01, 1990
Class L	[1][3]	16.05%	(4.53%)	6.00%				Jul. 28, 1997
Class I	[1]	18.19%	(3.57%)	7.06%				Jul. 28, 1997
Class W	[1]	17.77%				(1.78%)		Mar. 31, 2008
After Taxes on Distributions Class A	[4]	11.41%	(5.18%)	5.85%
After Taxes on Distributions and Sales Class A		8.18%	(4.01%)	5.57%
MSCI Europe Index (reflects no deduction for fees, expenses or taxes)	[5]	19.12%	(4.34%)	8.37%		(2.74%)	[6]	Mar. 31, 2008
Lipper European Region Funds Index (reflects no deduction for taxes)	[7]	22.07%	(2.86%)	10.12%		(1.09%)	[6]	Mar. 31, 2008
[1]	Classes A, L and I commenced operations on July 28, 1997. Class B commenced operations on June 1, 1990. Class W commenced operations on March 31, 2008.
[2]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" for more information.
[3]	Effective February 25, 2013, Class C shares were renamed Class L shares. The one year performance of Class L shares reflects the 1% contingent deferred sales charge (CDSC) in effect for Class C shares as of December 31, 2012. Class C shares held for less than one year were subject to a 1% CDSC. The CDSC on Class L shares was eliminated effective February 25, 2013.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[5]	The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.
[6]	Life of Fund reflects inception date of March 31, 2008.
[7]	The Lipper European Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. There are currently 10 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class A shares' returns. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.